Borrowings and Debt Securities - Schedule of Changes in Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	₩ 132,533,400	₩ 133,631,830
Cash flows	(1,940,996)	(3,606,323)
Effect of exchange rate fluctuations	(843,421)	2,544,683
Others	20,309	(36,790)
Ending balance	129,769,292	132,533,400
Borrowings
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	20,659,381	19,839,652
Cash flows	1,506,642	604,841
Effect of exchange rate fluctuations	(176,794)	250,661
Others	7,067	(35,773)
Ending balance	21,996,296	20,659,381
Debt securities
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	111,874,019	113,792,178
Cash flows	(3,447,638)	(4,211,164)
Effect of exchange rate fluctuations	(666,627)	2,294,022
Others	13,242	(1,017)
Ending balance	₩ 107,772,996	₩ 111,874,019